COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2018
Loss Contingencies [Line Items]
Drug development costs to service		$ 166,929	$ 388,336
Number of warrants					6,000
Warrant exercise price					$ 1.00
License Agreement [Member] | QSAM Therapeutics Inc [Member]
Loss Contingencies [Line Items]
Payments for milestone	$ 60,000			$ 60,000
Other expense reimbursements			60,000	$ 60,000
Equity method investment ownership percentage	5.00%			5.00%
Royalty percentage	4.50%			4.50%
Consulting fee			8,500
Payment for license fees			$ 60,000
Total cost,involved in connection with license				$ 120,000
License Agreement [Member] | QSAM Therapeutics Inc [Member] | Upon Commercialization [Member]
Loss Contingencies [Line Items]
Other expense reimbursements	$ 1,500,000
License Agreement [Member] | QSAM Therapeutics Inc [Member] | Drug Development Costs Paid To Service Providers [Member]
Loss Contingencies [Line Items]
Total cost,involved in connection with license				86,943
License Agreement [Member] | QSAM Therapeutics Inc [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Other expense reimbursements	$ 150,000			$ 150,000
Royalty percentage	50.00%			50.00%
License Agreement [Member] | QSAM Therapeutics Inc [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Royalty percentage	10.00%
Services Agreement [Member]
Loss Contingencies [Line Items]
Number of warrants					6,000
Warrant term outstanding					five-year term
Warrant exercise price					$ 1.00